INVESTMENTS - Schedule of Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Interest income	$ 54,483	$ 51,027	$ 39,750
Investment’s custodian fees and other investments expenses	(523)	(225)	(278)
Total investment income	54,744	51,883	40,460
Other investments
Debt Securities, Available-for-Sale [Line Items]
Dividends	275	311	236
Equity Securities
Debt Securities, Available-for-Sale [Line Items]
Dividends	$ 509	$ 770	$ 752